Income Tax And Social Contribution	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Income Tax And Social Contribution
11.	INCOME TAX AND SOCIAL CONTRIBUTION

a)	Deferred
Deferred Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL) result from temporary differences in the Group. The balance of deferred taxes on tax losses and tax loss carryforwards was also recognized in certain subsidiaries and the Company.
The amounts are as follows:

i)	Breakdown of deferred income tax and social contribution – Assets:

	2019	2018
Tax loss carryforwards and negative basis of social contribution tax	193,566	235,302
Allowance for doubtful accounts	51,151	28,215
Allowance for losses on inventories	50,593	47,509
Provision for tax, civil and labor contingencies (note 20)	53,377	68,305
Effect of changes in fair value of derivative instruments, including hedge accounting transactions (note 5.2.)	(247,163)	(177,212)
Provision for ICMS – ST (note 20)	24,659	41,129
Allowances for losses on advances to suppliers	898	2,789
Accrued benefits sharing and partnerships	17,483	14,590
Provision for profit sharing	54,427	77,912
Adjustment to useful life of assets	(118,632)	(128,367)
Provision carbon credits	8,297	4,208
Profit not realized in inventories	32,899	25,604
Provision for losses - property and intangible assets	(4,509)	9,048
INSS with Suspended Liability (note 20)	17,757	14,250
Lease	22,268	14,325
Other temporary differences (a)	60,886	55,694
Post-employment healthcare plan	33,589	26,827
Fair value of identifiable net assets in business combinations of Emeis Holdings Pty Ltd	(24,516)	(24,912)
Stock option plan	112,095	39,950
Others expenses provision	35,323	23,234

Total	374,448	398,400

Deferred income tax and social contribution assets	769,268	728,892

Deferred income tax and social contribution liabilities	(394,820)	(330,492)

Income tax and social contribution	374,448	398,400

(a)    Refers to (i) the recognition of a provision to comply with accrual-basis accounting, reflecting the actual expenses incurred in the period, but without the issuance of invoices by suppliers, and (ii) deferred revenues
Management assesses the possibility of offsetting deferred income tax assets and deferred income tax liabilities according to each jurisdiction. As a result, there is only one income tax liability position for The Body Shop International Limited.

ii)	Breakdown of deferred income tax and social contribution –Liabilities:

	2019	2018
Fair value of identifiable net assets in business combination (a)	450,561	431,534
a)    The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of The Body Shop International Limited.

Management’s expectation is that tax credits will be realized as follows:

2020	444,258
2021	146,624
2022	83,635
2023	36,050
2024	14,963
2025 onwards	43,738

769,268

With respect to tax credits on tax loss carryforwards and temporary differences, on the foreign subsidiaries listed below are not fully recorded due to the history of lack of taxable profit and taxable profit projections for the coming fiscal years.
As of December 31, 2019, and December 31, 2018, the amounts of tax losses on these subsidiaries are shown as follows:

Tax Loss	2019	2018
Natura (France e USA)	449,378	382,971
Aesop (Substantially by operations in the US, Germany and Brazil)	46,381	47,659
The Body Shop (Operations in the US, France and Brazil)	384,757	406,556

	880,516	837,186

b)	Reconciliation of income tax and social contribution:

	2019	2018
Income / (loss) After Taxes on Company formation	304,566	-
Taxes on Company formation(c)	206,592	-
Income / (loss) before income tax and social contribution excluding Taxes on Company formation	511,158	637,405
Income tax and social contribution at the rate of 34%	(173,794)	(228,958)
Benefit of expenses with research and technological innovation - Law nº 11.196 / 05 (a)	19,228	-
Tax incentives	12,457	10,794
Subsidy for investments (b)	24,864	12,505
Effect from differences of tax rates of entities abroad	26,907	14,077
Recognition of prior-year tax losses – USA and Mexico	-	70,065
Taxation of profits of subsidiaries abroad	(60,305)	(12,694)
Unrecognized tax loss in the year	(8,893)	(11,799)
Tax Benefits of interest on equity (IOE)	37,628	40,208
Income tax contingency in international operations	(13,120)	-
Post-employment healthcare plan	-	30,082
Exercise of stock options and restricted stock plans	9,697	-
Other permanent differences	(23,769)	(49,306)

Income tax and social contribution expenses	(149,099)	(125,026)

Income tax and social contribution - current	(94,781)	(182,324)
Income tax and social contribution - deferred	(54,318)	57,298

Effective Rate- %	29.2	18.6

(a)    Refers to the tax benefit instituted by Law No. 11,196 / 05, which allows deduction directly in the calculation of income tax and the social contribution of the amount corresponding to 60% of the total expenses with research and technological innovation, observing the rules established in that Law.
(b)    The Company has ICMS tax incentives resulting from its regular operations (Investment subsidizing).
(c)    Tax on corporate formation resulted from the difference between the book value of Natura and the acquisition cost used for the purpose of contributing shares issued by Natura to the Company’s capital stock (Note 22c). Management believes that, although the amount of the referred special equity reserve formed part of the taxable income for tax purposes in Brazil the nature of this amount is different from the nature of other sources of taxable income in scope of IAS 12. The key differences are that (i) the Company has not generated any taxable profits and this tax is levied essentially on the equity increase that generates the special reserve for statutory purposes; (ii) the creation of the special reserve is, in substance, a reclassification matter; (iii) the tax is levied on the entity as a result of an additional equity increase from the contribution made in the Company; and (iv) future profits of the Company as well as future and historical profits of Natura will continue to be taxed in accordance with the tax legislation. The tax on the Company’s formation was recognized in the income statement and presented as “Taxes on Company formation”.
The changes in deferred asset and liability income tax and social contribution for the period ended December 31, 2019 were as follows:

	Asset	Liability
Balance at December 31, 2017	344,153	(422,369)

Effect on profit or loss	52,384	4,914
Reserve for grant of options and restricted shares	12,167	-
Effect on other comprehensive income	26,916	-
Exchange variation on other comprehensive income	39	(51,338)
Transfer between deferred income tax and social
Contribution liability and asset	(37,259)	37,259

Balance at December 31, 2018	398,400	(431,534)

Effect on profit or loss	(67,136)	12,817
Reserve for grant of options and restricted shares	44,844	-
Effect on other comprehensive income	(31,881)	-
Exchange variation on other comprehensive income	30,221	(31,844)

Balance at December 31, 2019	374,448	(450,561)